Income taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal
State	37	50
Total current	37	50
Federal	101	(1,197)
State	(62)	(523)
Total deferred	39	(1,720)
Total income tax expense (benefit)	$ 76	$ (1,670)